Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income (loss)	$ (29,112)	$ 22,798	$ 60,184
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings from unconsolidated subsidiary	(530)	(1,159)	(3,562)
Finance lease income	(2,066)	(299)	0
Gain on sale of aircraft	(27,195)	(28,959)	(14,761)
Depreciation	120,452	159,732	166,983
Aircraft impairment	96,122	66,093	1,200
Amortization of debt discounts and debt issuance costs	9,375	11,922	12,516
Amortization of lease incentives	8,898	20,527	18,934
Amortization of lease discounts, premiums and other items	388	2,046	2,841
Amortization of GAAM acquisition date fair value adjustments	1,621	3,650	6,260
Net loss (gain) on debt modification and extinguishment	6,094	13,868	(2,247)
Share-based compensation	0	195	30
Unrealized foreign exchange gain	(437)	(1,247)	0
Provision for deferred income taxes	(9,158)	4,919	5,733
Unrealized loss on derivative instruments	76	4,134	38
Security deposits and maintenance payment liability recognized into earnings	(3,450)	(48,658)	(32,271)
Security deposits and maintenance payment claims applied towards operating lease revenues	(684)	0	0
Distributions from unconsolidated subsidiary	0	0	5,501
Cash receipts in settlement of maintenance rights	9,513	0	0
Changes in operating assets and liabilities:
Rent receivables	(1,034)	6,814	(4,767)
Other assets	(1,134)	137	(1,589)
Payable to related parties	(17,163)	(19,407)	(12,848)
Accounts payable, accrued liabilities and other liabilities	(10,965)	(2,183)	18,990
Net cash flows (used in) provided by operating activities	149,611	214,923	227,165
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary	0	(2,009)	1,132
Rent received from finance lease	2,970	424	0
Investment in finance lease	0	(33,596)	0
Purchase of flight equipment	(552,166)	(567,523)	(915,450)
Proceeds from sale of aircraft, net	430,867	1,110,046	88,617
Payments for aircraft improvement	(2,230)	(8,196)	(9,841)
Payments for maintenance	(2,712)	(18,609)	(5,017)
Net cash flows provided by (used in) investing activities	(123,271)	480,537	(840,559)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	80,828	(35,794)	35,690
Security deposits received	920	13,914	18,134
Security deposits returned	(7,438)	(7,788)	(4,728)
Maintenance payment liability receipts	71,514	84,491	85,172
Maintenance payment liability disbursements	(10,951)	(38,768)	(45,412)
Net swap termination payments	(709)	(3,737)	0
Debt issuance costs	(2,552)	(933)	(1,803)
Proceeds from unsecured borrowings	0	0	396,563
Proceeds from secured borrowings	572,719	147,276	298,658
Repayment of secured borrowings	(448,346)	(791,385)	(192,974)
Shares repurchased	(40,257)	(81,432)	0
Dividends paid	0	(41,388)	(41,392)
Dividend equivalents	0	(1,054)	(1,426)
Net cash flows provided by (used in) financing activities	215,728	(756,598)	546,482
Effect of exchange rate changes on cash and cash equivalents	(102)	(424)	0
Net increase (decrease) in cash and cash equivalents	241,966	(61,562)	(66,912)
Cash and cash equivalents at beginning of year	275,998	337,560	404,472
Cash and cash equivalents at end of year	517,964	275,998	337,560
Cash paid during the year for:
Interest	110,351	132,780	119,745
Taxes	460	384	188
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	0	3,292	1,938
Maintenance payment liability applied to rent receivables and rentals received in advance	0	2,523	0
Other liabilities applied to maintenance payment liability and rent receivables	2,550	240	979
Noncash investing activities:
Aircraft improvement	5,245	1,587	2,882
Noncash activities in connection with purchase of aircraft	6,388	19,382	26,002
Noncash activities in connection with sale of aircraft	$ 78,722	$ 93,819	$ 12,479